GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Earnings before income taxes	$ 384.5	$ 490.1
Adjustments to reconcile profit (loss) [abstract]
Depletion, depreciation and amortization	447.9	395.0
Adjustments for share-based payments	3.2	31.5
Other income (costs), net	(26.7)	18.7
Finance costs (Note 12)	134.4	77.0
Mark-to-market on financial instruments	0.3	(6.9)
Adjustments for undistributed profits of associates	(0.9)	1.0
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	0.0	(191.0)
Other adjustments for non-cash items	20.7	28.7
Environmental rehabilitation provision outflows	(16.2)	(3.2)
Other cash payments	(5.2)	(15.5)
Cash flows From (Used In) Operations Before Income Taxes Paid And Changes In Working Capital	935.6	788.0
Income taxes paid	(151.0)	(99.3)
Cash flows from operating activities before net change in working capital	784.6	688.7
Increase (decrease) in working capital	(42.3)	(70.9)
Cash flows from operating activities	742.3	617.8
Investing activities
Purchase of property, plant and equipment, classified as investing activities	(384.6)	(273.7)
Net proceeds on disposal of investments and other assets	61.5	137.2
Cash used in other investing activities	(6.8)	(34.6)
Cash flows (used in) from investing activities	(399.7)	51.4
Cash flows from (used in) financing activities [abstract]
Dividends paid, classified as financing activities	(104.1)	(53.0)
Interest paid	(47.2)	(54.9)
Financing costs paid on early note redemption	(53.3)	0.0
Repayments of borrowings, classified as financing activities	(719.0)	(256.2)
Proceeds from borrowings, classified as financing activities	495.2	200.0
Payment of lease liabilities	19.2	17.1
Cash used in other financing activities	(10.2)	(5.5)
Cash flows used in financing activities	(467.5)	(175.9)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	(1.3)	(0.9)
(Decrease) Increase in cash and cash equivalents	(126.2)	492.4
Cash and cash equivalents, beginning of period	651.2	158.8
Cash and cash equivalents at end of period	$ 525.0	$ 651.2